Acquisitions - Schedule of Purchase Price of Each Transaction (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 01, 2018	Dec. 15, 2017	Sep. 30, 2017	Jun. 01, 2017	Mar. 01, 2017	Jun. 30, 2018
Anna Knutsen [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT (from KNOT)	$ 14,637
Purchase price adjustments	5,276
Seller's credit	0
Seller's loan	0
Purchase price	19,913
Vessels and equipment	$ 120,274
Anna Knutsen [Member] | Dry Docking [Member]
Business Acquisition [Line Items]
Vessels and equipment						$ 2,329
Brasil Knutsen [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT (from KNOT)		$ 2,383
Purchase price adjustments		3,381
Seller's credit		0
Seller's loan		0
Purchase price		5,764
Vessels and equipment		$ 96,000
Brasil Knutsen [Member] | Dry Docking [Member]
Business Acquisition [Line Items]
Vessels and equipment						260
Lena Knutsen [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT (from KNOT)			$ 33,343
Purchase price adjustments			(108)
Seller's credit			0
Seller's loan			0
Purchase price			33,235
Vessels and equipment			$ 142,457
Lena Knutsen [Member] | Dry Docking [Member]
Business Acquisition [Line Items]
Vessels and equipment						2,741
Vigdis Knutsen [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT (from KNOT)				$ 28,109
Purchase price adjustments				3,650
Seller's credit				0
Seller's loan				0
Purchase price				31,759
Vessels and equipment				$ 145,772
Vigdis Knutsen [Member] | Dry Docking [Member]
Business Acquisition [Line Items]
Vessels and equipment						2,709
Tordis Knutsen [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT (from KNOT)					$ 31,242
Purchase price adjustments					1,741
Seller's credit					0
Seller's loan					0
Purchase price					32,983
Vessels and equipment					$ 145,754
Tordis Knutsen [Member] | Dry Docking [Member]
Business Acquisition [Line Items]
Vessels and equipment						$ 2,753